Contingent liabilities and Commitments	12 Months Ended
Jun. 30, 2021
Contingent Liabilities [Abstract]
Contingent liabilities and Commitments	Note 13. Contingent liabilities and Commitments The group had no contingent liabilities or commitments at June 30, 2021 (2020: Nil).